Segmental analysis - Revenue by segment (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 12,235	£ 12,069
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		12,235	12,069
Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		184
Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue		12,419
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,687	5,432
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		206
U.S. | Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue		5,893
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,402	4,281
AME | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(83)
AME | Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue		4,319
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,146	£ 2,356
APMEA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		61
APMEA | Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue		£ 2,207

[1]	Revenue is net of duty, excise and other taxes of £15,320 million and £15,515 million for the six months ended 30 June 2026 and 30 June 2025, respectively.